UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St.  Omaha, NE    68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:1/31/10

Item 1.  Reports to Stockholders.

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Alternative Solutions Fund

Semi-Annual Report

January 31, 2010

1-877-277-6933

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear Shareholder,

We are pleased to provide the semi-annual report for the Arrow Alternative Solutions Fund, Arrow DWA Balanced Fund and Arrow DWA Tactical Fund, covering the period ended January 31, 2010.

The early part of last year was marked by increased correlation of asset classes and a global laggard rally, where previously out-of-favor investments suddenly became the front-runners. This created a difficult environment for alternative and relative strength strategies. However, by the end of the year, asset class correlations finally appeared to be de-linking and new market leadership strength was being established. So as we move forward in 2010, we maintain our core philosophy of combining tactical asset allocation with alternative assets—and all three of our funds continue to reflect this belief.

Arrow Alternative Solutions Fund allows individual investors to gain exposure to multiple alternative strategies similar to those used by institutional investors. The strategy is designed to help reduce portfolio volatility while providing low correlation to traditional investments. The fund is managed on a risk/return basis, where risk and volatility are always on the forefront of each investment allocation. The fund is intended to be a conservative core alternative holding and seeks long-term absolute returns with a targeted risk objective.

The Arrow Alternative Solutions Fund’s assets have grown to over $62 million. Since its inception in October 2007 through January 2010, the fund’s    –4.74% annualized return has fared well compared to the broad market S&P 500, which has returned –12.52% through the same time period. The fund’s allocation to alternative asset classes and long/short strategies offset some of the market’s volatility and helped to provide a buffer during the extremely volatile periods of the past few years.

Arrow DWA Balanced Fund allows individual investors to gain exposure to sophisticated asset allocation strategies similar to those used by university endowments such as Harvard and Yale. The fund stays responsive to market conditions by allocating assets across a diverse array of market segments through a strict buy/sell discipline based on relative strength.

Through the end of January 2010, the fund’s assets have grown to exceed $263 million with annualized performance of 1.79% since inception in August 2006. The fund’s tactical approach and broad market diversification continues to show benefits, especially considering the U.S. stock market has returned –2.73% through the end of January 2010, as measured by the S&P 500 since the fund’s inception. The fund’s strategy continues to be well received during this volatile market environment, ranking the fund in the top quartile of its peer group for the past three-year period.

Arrow DWA Tactical Fund began following the DWA Systematic RS Global Macro model on August 1, 2009 and continues to be an aggressive tactical strategy for investors with an investment time horizon of generally more than five years. The strategy’s investment universe has been expanded, but the fund will generally hold fewer positions than it had in the past. This enhancement should allow the fund greater flexibility to pursue concentrated tactical positions across global markets.

The Arrow DWA Tactical Fund’s assets have grown to more than $46 million through the end of January 2010. Since its inception in May 2008 through January 2010, the fund had an annualized return of -15.60%, largely due to the global market collapse that occurred shortly after the fund’s launch. However, in the past year the fund has returned 21.76%, partly due to the recent enhancements made to the investment strategy in August 2009. Although the recent short-term performance has been strong, it is important to remember that the fund’s investment objectives are still intended for long-term investors.

For more information about our funds, please visit our website at www.arrowfunds.com.

We are grateful for your investment in Arrow Funds and for your continued confidence in our company.

Sincerely,

Joseph J. Barrato
Chief Executive Officer
Arrow Investment Advisors, LLC
February 2010

0364-NLD3/15/2010

The Arrow DWA Balanced Fund

PORTFOLIO REVIEW

January 31, 2010 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2010, compared to its benchmarks:

	Six Months	One Year	Inception** - January 31, 2010
The Arrow DWA Balanced Fund – Class A	3.94%	18.64%	1.79%
The Arrow DWA Balanced Fund – Class A with load	-2.07%	11.82%	0.07%
The Arrow DWA Balanced Fund – Class C	3.57%	17.71%	1.02%
Barclays Aggregate Bond Index	3.87%	8.51%	6.62%
S&P 500 Total Return Index	9.87%	33.14%	-2.73%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is August 7, 2006 for Class A and Class C shares.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	36.0%
Foreign Index Funds	29.6%
Debt Funds	27.1%
Commodity Funds	7.1%
Other, Cash & Cash Equivalents	0.2%
100.0%

The Arrow DWA Tactical Fund

PORTFOLIO REVIEW

January 31, 2010 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2010, compared to its benchmarks:

	Six Months	One Year	Inception** - January 31, 2010
The Arrow DWA Tactical Fund – Class A	5.62%	21.76%	-15.60%
The Arrow DWA Tactical Fund – Class A with load	-0.42%	14.68%	-18.53%
The Arrow DWA Tactical Fund – Class C	5.11%	20.88%	-16.26%
Barclays Aggregate Bond Index	3.87%	8.51%	7.08%
S&P 500 Total Return Index	9.87%	33.14%	-12.48%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is May 30, 2008 for Class A and Class C shares.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	51.7%
Foreign Index Funds	28.7%
Commodity Funds	19.3%
Other, Cash & Cash Equivalents	0.3%
100.0%

The Arrow Alternative Solutions Fund

PORTFOLIO REVIEW

January 31, 2010 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2010, compared to its benchmarks:

	Six Months	One Year	Inception** - January 31, 2010
The Arrow Alternative Solutions Fund – Class A	-0.35%	1.52%	-4.74%
The Arrow Alternative Solutions Fund – Class A with load	-6.09%	-4.27%	-7.21%
The Arrow Alternative Solutions Fund – Class C	-0.70%	0.72%	-5.38%
Barclays Aggregate Bond Index	3.87%	8.51%	6.43%
S&P 500 Total Return Index	9.87%	33.14%	-12.52%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is October 31, 2007 for Class A and Class C shares.

The Fund’s Top Asset Classes are as follows:

Asset Class/Industry Sector	% of Net Assets
U.S. Government and Agency Obligations	35.7%
Exchange Traded Funds	15.1%
Corporate Bonds and Notes	4.3%
Miscellaneous Manufacturing	1.6%
Banks	1.4%
Healthcare-Services	1.2%
Pharmaceuticals	1.1%
Forest Products & Paper	1.0%
Cosmetics/Personal Care	0.9%
Real Estate	0.9%
Other, Cash & Cash Equivalents	36.8%
100.0%

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
January 31, 2010 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 99.8%
	COMMODITY FUNDS - 7.1%
481,738	PowerShares DB Gold Fund * +	$ 18,662,530

	DEBT FUNDS - 27.1%
401,724	iShares Barclays 7-10 Year Treasury Bond Fund	36,436,367
437,508	Vanguard Short-Term Bond ETF	35,149,393
		71,585,760
	EQUITY FUNDS - 36.0%
256,000	iShares Cohen & Steers Realty Majors Index Fund	12,618,240
220,394	iShares Dow Jones US Consumer Goods Sector Index Fund	12,057,756
223,797	iShares Dow Jones US Consumer Services Sector Index Fund +	12,125,321
218,200	iShares Dow Jones US Technology Sector Index Fund	11,453,318
533,500	Vanguard Mid-Cap Value Index Fund	23,132,560
407,650	Vanguard Small-Cap Growth ETF	23,511,784
		94,898,979
	FOREIGN INDEX FUNDS - 29.6%
726,800	iShares MSCI Australia Index Fund	15,335,480
220,000	iShares MSCI Brazil Index Fund	14,229,600
1,555,750	iShares MSCI Malaysia Index Fund	16,413,163
1,492,150	iShares MSCI Singapore Index Fund	16,085,377
306,075	iShares MSCI South Africa Index Fund	16,108,727
		78,172,347

	TOTAL EXCHANGE TRADED FUNDS (Cost $240,554,674)	263,319,616

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 0.0%
84,444	HighMark Treasury Plus Money Market Fund
	to yield 0.01%**, 12/31/2030 (Cost $84,444)	$ 84,444

	TOTAL INVESTMENTS - 99.8% (Cost $240,639,118) (a)	$ 263,404,060
	OTHER ASSETS & LIABILITIES - 0.2%	435,235
	NET ASSETS - 100.0%	$ 263,839,295

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 25,781,475
	Unrealized Depreciation:	(3,016,533)
	Net Unrealized Appreciation:	$ 22,764,942

	* Non-Income producing security.
	+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
	** Money market fund; interest rate reflects seven-day effective yield on January 31, 2010.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS
January 31, 2010 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 99.7%
	COMMODITY FUNDS - 19.3%
149,400	PowerShares DB Silver Fund * +	$ 4,301,226
233,950	PowerShares DB Base Metals Fund *	4,632,210
		8,933,436
	EQUITY FUNDS - 51.7%
223,725	First Trust DJ Global Select Dividend Index Fund +	4,631,107
121,125	iShares S&P Latin America 40 Index Fund	5,162,347
63,300	iShares S&P MidCap 400 Growth Index Fund	4,728,510
164,650	Consumer Discretionary Select Sector SPDR Fund	4,761,678
220,600	Technology Select Sector SPDR Fund	4,617,158
		23,900,800
	FOREIGN INDEX FUNDS - 28.7%
107,300	iShares MSCI Pacific ex-Japan Index Fund	4,096,715
127,525	iShares MSCI Emerging Markets Index Fund	4,879,107
82,600	SPDR S&P International Dividend ETF	4,295,200
		13,271,022

	TOTAL EXCHANGE TRADED FUNDS (Cost $45,990,805)	46,105,258

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value

	SHORT-TERM INVESTMENTS - 1.0%
471,766	HighMark Treasury Plus Money Market Fund
	to yield 0.01%**, 12/31/2030 (Cost $471,766)	$ 471,766

	TOTAL INVESTMENTS - 100.7% (Cost $46,462,571) (a)	$ 46,577,024
	OTHER ASSETS & LIABILITIES - (0.7)%	(329,944)
	NET ASSETS - 100.0%	$ 46,247,080

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 475,657
	Unrealized Depreciation:	(361,204)
	Net Unrealized Appreciation:	$ 114,453

	* Non-Income producing security.
	+ Affiliated company - The Arrow DWA Tactical Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
	** Money market fund; interest rate reflects seven-day effective yield on January 31, 2010.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS
January 31, 2010 (Unaudited)
Shares		Value
	COMMON STOCKS - 24.4%^
	ADVERTISING - 0.1%
1,200	Harte-Hanks, Inc.	$ 12,672
1,400	Interpublic Group of Cos, Inc. *	9,044
900	inVentiv Health, Inc. *	13,833
300	Omnicom Group, Inc.	10,590
		46,139
	AEROSPACE/DEFENSE - 0.7%
27,200	Allied Defense Group, Inc. (The) *	196,112
400	BE Aerospace, Inc. *	8,972
300	Boeing Co. (The)	18,180
200	Cubic Corp.	7,810
200	Esterline Technologies Corp. *	7,552
2,000	GenCorp, Inc. *	11,200
500	General Dynamics Corp.	33,425
300	Goodrich Corp.	18,573
200	Lockheed Martin Corp.	14,904
700	Northrop Grumman Corp.	39,620
500	Raytheon Co.	26,215
200	Triumph Group, Inc.	10,186
500	United Technologies Corp.	33,740
		426,489
	AGRICULTURE - 0.0%
200	Reynolds American, Inc.	10,640

	AIRLINES - 0.5%
6,800	AirTran Holdings, Inc. *	32,776
1,300	Alaska Air Group, Inc. *	40,742
700	Allegiant Travel Co. *	35,840
9,900	JetBlue Airways Corp. *	48,906
2,700	Skywest, Inc.	39,501
9,600	Southwest Airlines Co.	108,768
		306,533
	APPAREL - 0.3%
400	Carter's, Inc. *	10,344
700	Coach, Inc.	24,416
700	Hanesbrands, Inc. *	16,079
1,100	Iconix Brand Group, Inc. *	13,882
600	NIKE, Inc.	38,250

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value
	APPAREL (Continued) - 0.3%
600	Oxford Industries, Inc.	$ 10,704
600	Perry Ellis International, Inc. *	9,618
5,700	Quiksilver, Inc. *	11,514
300	Under Armour, Inc. - Cl. A *	7,620
400	VF Corp.	28,812
300	Warnaco Group, Inc. (The) *	11,616
		182,855
	AUTO MANUFACTURERS - 0.6%
32,200	Ford Motor Co. *	349,048
400	Oshkosh Corp.	14,428
		363,476
	AUTO PARTS & EQUIPMENT - 0.8%
2,500	BorgWarner, Inc. *	87,725
6,700	Goodyear Tire & Rubber Co. (The) *	89,378
8,000	Johnson Controls, Inc.	222,640
4,300	Spartan Motors, Inc.	25,800
3,500	Standard Motor Products, Inc. *	27,440
2,300	Superior Industries International, Inc.	33,833
		486,816
	BANKS - 1.4%
8,400	Bank of America Corp.	127,512
400	BB&T Corp.	11,148
3,100	Capital One Financial Corp.	114,266
3,400	Fifth Third Bancorp	42,296
300	Goldman Sachs Group, Inc. (The)	44,616
30,000	Harleysville National Corp.	191,700
5,000	Huntington Bancshares, Inc. OH	23,950
1,900	JPMorgan Chase & Co.	73,986
1,500	KeyCorp	10,770
3,100	Marshall & Ilsley Corp.	21,421
900	Morgan Stanley	24,102
1,400	National Penn Bancshares, Inc.	8,400
900	PNC Financial Services Group, Inc.	49,887
4,100	Regions Financial Corp.	26,035
2,400	Wells Fargo & Co.	68,232
300	Wintrust Financial Corp.	10,422
		848,743

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value
	BEVERAGES - 0.7%
1,200	Coca-Cola Enterprises, Inc.	$ 24,228
600	Constellation Brands, Inc. *	9,648
5,300	Pepsi Bottling Group, Inc.	197,160
6,700	PepsiAmericas, Inc.	194,635
		425,671
	BIOTECHNOLOGY - 0.0%
200	Life Technologies Corp. *	9,942

	BUILDING MATERIALS - 0.6%
800	AAON, Inc.	16,472
1,900	Apogee Enterprises, Inc.	26,144
1,700	Drew Industries, Inc. *	31,620
2,200	Gibraltar Industries, Inc. *	30,668
1,000	Lennox International, Inc.	38,220
5,600	Louisiana-Pacific Corp. *	39,816
5,900	Masco Corp.	80,004
8,300	NCI Building Systems, Inc. *	16,351
1,600	Quanex Building Products Corp.	25,728
1,200	Simpson Manufacturing Co., Inc.	29,592
1,000	Universal Forest Products, Inc.	33,940
		368,555
	CHEMICALS - 0.2%
1,000	Ashland, Inc.	40,410
500	Cabot Corp.	12,890
1,300	Dow Chemical Co. (The)	35,217
200	Eastman Chemical Co.	11,306
		99,823
	COAL - 0.0%
300	Massey Energy Co.	11,556

	COMMERCIAL SERVICES - 0.5%
4,500	Brink's Home Security Holdings, Inc. *	184,500
1,400	Convergys Corp. *	14,980
1,000	Cross Country Healthcare, Inc. *	9,060
500	Moody's Corp.	13,795
600	Rent-A-Center, Inc. TX *	12,000
1,600	RR Donnelley & Sons Co.	31,712
1,500	Spherion Corp. *	8,460

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value
	COMMERCIAL SERVICES (Continued) - 0.5%
700	TeleTech Holdings, Inc. *	$ 13,328
1,100	Total System Services, Inc.	15,741
800	Western Union Co. (The)	14,832
400	Wright Express Corp. *	11,744
		330,152
	COMPUTERS - 0.4%
1,100	Agilysys, Inc.	9,240
200	Cognizant Technology Solutions Corp. - Cl. A *	8,732
700	Computer Sciences Corp. *	35,910
4,200	Dell, Inc. *	54,180
300	DST Systems, Inc. *	13,599
900	Insight Enterprises, Inc. *	10,359
400	International Business Machines Corp.	48,956
400	Lexmark International, Inc. *	10,316
300	NetApp, Inc. *	8,739
300	SanDisk Corp. *	7,626
600	Western Digital Corp. *	22,794
		230,451
	COSMETICS/PERSONAL CARE - 0.9%
1,000	Alberto-Culver Co.	28,390
3,100	Avon Products, Inc.	93,434
10,700	Bare Escentuals, Inc. *	194,419
2,300	Chattem, Inc. *	214,958
1,000	Estee Lauder Cos, Inc. (The)	52,520
		583,721
	DISTRIBUTION/WHOLESALE - 0.5%
10,200	FGX International Holdings, Ltd. *	200,430
400	Fossil, Inc. *	13,060
1,800	Ingram Micro, Inc. *	30,420
400	School Specialty, Inc. *	8,836
800	Tech Data Corp. *	32,600
		285,346
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
3,900	American Express Co.	146,874
1,100	AmeriCredit Corp. *	23,067
4,500	Discover Financial Services	61,560
7,200	Financial Federal Corp.	196,272
1,000	Legg Mason, Inc.	25,780

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 0.8%
500	NYSE Euronext	$ 11,705
2,100	SLM Corp. *	22,113
300	World Acceptance Corp. *	12,117
		499,488
	ELECTRIC - 0.2%
1,300	Ameren Corp.	33,215
600	DTE Energy Co.	25,224
1,200	Duke Energy Corp.	19,836
200	Integrys Energy Group, Inc.	8,370
800	Pepco Holdings, Inc.	13,136
500	Pinnacle West Capital Corp.	17,910
700	TECO Energy, Inc.	10,899
		128,590
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
600	Molex, Inc.	12,096

	ELECTRONICS - 0.5%
500	Agilent Technologies, Inc. *	14,015
1,200	Arrow Electronics, Inc. *	31,524
500	Avnet, Inc. *	13,220
700	Benchmark Electronics, Inc. *	12,754
800	Checkpoint Systems, Inc. *	12,832
1,500	CTS Corp.	11,415
4,000	Gentex Corp.	76,680
2,400	Jabil Circuit, Inc.	34,752
400	National Instruments Corp.	11,756
300	Plexus Corp. *	10,203
500	Thermo Fisher Scientific, Inc. *	23,075
1,000	TTM Technologies, Inc. *	10,350
3,100	Vishay Intertechnology, Inc. *	23,374
300	Watts Water Technologies, Inc.	8,679
		294,629
	ENTERTAINMENT - 0.3%
68,700	Youbet.com, Inc. *	190,986

	FOOD - 0.2%
1,100	ConAgra Foods, Inc.	25,014
500	Dean Foods Co. *	8,815

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value
	FOOD (Continued) - 0.2%
600	Kraft Foods, Inc. - Cl. A	$ 16,596
2,600	Sara Lee Corp.	31,564
1,700	Smithfield Foods, Inc. *	25,602
900	SUPERVALU, Inc.	13,239
1,700	Tyson Foods, Inc.	23,494
		144,324
	FOREST PRODUCTS & PAPER - 1.0%
3,100	Buckeye Technologies, Inc. *	35,464
600	Clearwater Paper Corp. *	29,358
600	Deltic Timber Corp.	26,946
7,800	International Paper Co.	178,698
5,000	MeadWestvaco Corp.	120,350
1,700	Neenah Paper, Inc.	23,664
700	Schweitzer-Mauduit International, Inc.	52,668
2,500	Wausau Paper Corp. *	22,050
3,100	Weyerhaeuser Co.	123,690
		612,888
	GAS - 0.1%
2,500	NiSource, Inc.	35,625

	HAND/MACHINE TOOLS - 0.7%
500	Baldor Electric Co.	12,340
3,100	Black & Decker Corp.	200,446
1,330	K-Tron International, Inc. *	197,797
300	Stanley Works (The)	15,375
		425,958
	HEALTHCARE-PRODUCTS - 0.4%
3,600	Boston Scientific Corp. *	31,068
500	CareFusion Corp. *	12,875
500	Cooper Cos Inc. (The)	17,660
200	DENTSPLY International, Inc.	6,706
600	Hill-Rom Holdings, Inc.	14,022
700	Hologic, Inc. *	10,549
200	Hospira, Inc. *	10,128
500	Invacare Corp.	12,520
500	Johnson & Johnson	31,430
400	Kinetic Concepts, Inc. *	16,516
400	Medtronic, Inc.	17,156

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value
	HEALTHCARE-PRODUCTS (Continued) - 0.4%
400	Patterson Cos, Inc. *	$ 11,424
200	Stryker Corp.	10,384
1,200	Symmetry Medical, Inc. *	10,704
300	Zimmer Holdings, Inc. *	16,896
		230,038
	HEALTHCARE-SERVICES - 1.2%
1,800	Aetna, Inc.	53,946
500	AMERIGROUP Corp. *	12,725
500	Amsurg Corp. *	10,555
500	Centene Corp. *	9,625
900	CIGNA Corp.	30,393
900	Community Health Systems, Inc. *	29,358
2,000	Coventry Health Care, Inc. *	45,760
21,300	Health Fitness Corp. *	186,588
3,300	Health Management Associates, Inc. *	21,912
900	Health Net, Inc. *	21,834
1,100	Healthspring, Inc. *	19,129
600	Healthways, Inc. *	10,236
600	Humana, Inc. *	29,172
1,000	Kindred Healthcare, Inc. *	16,910
300	LifePoint Hospitals, Inc. *	8,994
200	Mednax, Inc. *	11,372
700	Molina Healthcare, Inc. *	15,575
300	Quest Diagnostics, Inc. DE	16,701
400	RehabCare Group, Inc. *	11,624
1,600	Tenet Healthcare Corp. *	8,864
1,900	UnitedHealth Group, Inc.	62,700
300	Universal Health Services, Inc.	8,748
600	WellCare Health Plans, Inc. *	18,708
1,000	WellPoint, Inc. *	63,720
		725,149
	HOME BUILDERS - 0.4%
1,900	DR Horton, Inc.	22,401
800	KB Home	12,224
1,500	Lennar Corp.	23,040
800	M/I Homes, Inc. *	8,256
300	MDC Holdings, Inc.	10,080
500	Meritage Homes Corp. *	11,195
2,200	Pulte Homes, Inc. *	23,144

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value
	HOME BUILDERS (Continued) - 0.4%
500	Ryland Group, Inc.	$ 11,130
3,200	Standard Pacific Corp. *	11,616
2,400	Thor Industries, Inc.	76,200
700	Toll Brothers, Inc. *	12,929
2,800	Winnebago Industries *	33,460
		255,675
	HOME FURNISHINGS - 0.1%
500	Harman International Industries, Inc.	17,775
1,300	La-Z-Boy, Inc. *	13,195
600	Whirlpool Corp.	45,108
		76,078
	HOUSEHOLD PRODUCTS/WARES - 0.1%
1,000	American Greetings Corp.	18,480
400	Blyth, Inc.	11,236
500	Fortune Brands, Inc.	20,785
600	Helen of Troy, Ltd. *	14,142
400	Tupperware Brands Corp.	16,984
		81,627
	HOUSEWARES - 0.1%
1,600	Newell Rubbermaid, Inc.	21,712
200	Toro Co.	7,790
		29,502
	INSURANCE - 0.7%
600	Aflac, Inc.	29,058
800	Allstate Corp. (The)	23,944
700	American Financial Group, Inc. OH	17,367
1,100	American International Group, Inc. *	26,653
400	Assurant, Inc.	12,572
500	Delphi Financial Group, Inc.	10,125
1,200	Genworth Financial, Inc. - Cl. A *	16,608
1,800	Hartford Financial Services Group, Inc.	43,182
700	Horace Mann Educators Corp.	8,393
600	Lincoln National Corp.	14,748
700	MetLife, Inc.	24,724
1,100	Old Republic International Corp.	11,649
1,300	Principal Financial Group, Inc.	29,965
1,500	Protective Life Corp.	25,275
800	Prudential Financial, Inc.	39,992

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value
	INSURANCE (Continued) - 0.7%
200	Reinsurance Group of America, Inc.	$ 9,744
600	Selective Insurance Group	9,282
600	Unitrin, Inc.	13,020
1,100	Unum Group	21,527
2,500	XL Capital, Ltd.	41,925
		429,753
	INTERNET - 0.4%
500	Amazon.com, Inc. *	62,705
300	Blue Nile, Inc. *	15,465
700	eBay, Inc. *	16,114
2,200	Expedia, Inc. *	47,102
300	NetFlix, Inc. *	18,675
500	NutriSystem, Inc.	10,180
83,810	On2 Technologies, Inc. *	56,991
200	priceline.com, Inc. *	39,070
		266,302
	INVESTMENT COMPANIES - 0.4%
50,700	Allied Capital Corp. *	210,912
1,500	Apollo Investment Corp.	15,450
		226,362
	IRON/STEEL - 0.0%
400	Reliance Steel & Aluminum Co.	16,296

	LEISURE TIME - 0.2%
6,200	Harley-Davidson, Inc.	140,988

	LODGING - 0.1%
1,100	Boyd Gaming Corp. *	8,580
700	Wyndham Worldwide Corp.	14,693
		23,273
	MACHINERY-CONSTRUCTION & MINING - 0.1%
500	Caterpillar, Inc.	26,120
300	Joy Global, Inc.	13,722
500	Terex Corp. *	9,775
		49,617
	MACHINERY-DIVERSIFIED - 0.2%
800	Briggs & Stratton Corp.	13,224

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value
	MACHINERY-DIVERSIFIED (Continued) - 0.2%
300	Cummins, Inc.	$ 13,548
300	Rockwell Automation, Inc. DE	14,472
3,600	Zebra Technologies Corp. *	93,960
		135,204
	MEDIA - 0.3%
2,200	CBS Corp.	28,446
1,800	Comcast Corp.	28,494
2,000	Gannett Co., Inc.	32,300
1,000	New York Times Co. (The) *	12,920
300	Time Warner Cable, Inc.	13,077
2,200	Time Warner, Inc.	60,390
500	Viacom, Inc. *	14,570
		190,197
	METAL FABRICATE/HARDWARE - 0.1%
800	Commercial Metals Co.	10,992
400	Mueller Industries, Inc.	9,836
200	Precision Castparts Corp.	21,050
400	Timken Co.	8,964
700	Worthington Industries, Inc.	10,129
		60,971
	MINING - 0.1%
1,300	Alcoa, Inc.	16,549
500	Freeport-McMoRan Copper & Gold, Inc.	33,345
		49,894
	MISCELLANEOUS MANUFACTURING - 1.6%
2,200	3M Co.	177,078
1,100	Carlisle Cos, Inc.	36,872
400	Ceradyne, Inc. *	7,816
500	Crane Co.	15,260
27,900	General Electric Co.	448,632
2,700	Griffon Corp. *	31,887
1,300	Honeywell International, Inc.	50,232
300	Illinois Tool Works, Inc.	13,077
400	ITT Corp.	19,324
1,300	Leggett & Platt, Inc.	23,738
400	Pentair, Inc.	12,216
400	SPX Corp.	21,776
700	Standex International Corp.	15,967

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value
	MISCELLANEOUS MANUFACTURING (Continued) - 1.6%
3,600	Textron, Inc.	$ 70,308
1,200	Tredegar Corp.	19,416
700	Trinity Industries, Inc.	10,948
		974,547
	OFFICE FURNISHINGS - 0.0%
500	HNI Corp.	12,510

	OFFICE/BUSINESS EQUIPMENT - 0.4%
27,400	Xerox Corp.	238,928

	OIL & GAS - 0.5%
300	Atwood Oceanics, Inc. *	10,056
100	Diamond Offshore Drilling, Inc.	9,153
400	Marathon Oil Corp.	11,924
1,000	Nabors Industries, Ltd. *	22,300
300	Newfield Exploration Co. *	14,682
1,000	Patterson-UTI Energy, Inc.	15,360
200	Pioneer Natural Resources Co.	8,796
800	Quicksilver Resources, Inc. *	10,632
900	Rowan Cos, Inc. *	19,332
1,000	Tesoro Corp TX	12,500
4,100	XTO Energy, Inc.	182,737
		317,472
	OIL & GAS SERVICES - 0.5%
10,300	BJ Services Co.	212,901
1,800	Helix Energy Solutions Group, Inc. *	19,098
1,700	ION Geophysical Corp. *	8,075
700	National Oilwell Varco, Inc.	28,630
300	Oil States International, Inc. *	11,052
500	Smith International, Inc.	15,160
800	Tetra Technologies, Inc. *	8,368
		303,284
	PACKAGING & CONTAINERS - 0.1%
1,000	Temple-Inland, Inc.	17,370

	PHARMACEUTICALS - 1.1%
1,000	AmerisourceBergen Corp.	27,260
1,500	Bristol-Myers Squibb Co.	36,540

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value
	PHARMACEUTICALS (Continued) - 1.1%
1,400	Cardinal Health, Inc.	$ 46,298
700	Eli Lilly & Co.	24,640
720	Forest Laboratories, Inc. *	21,341
143,300	Javelin Pharmaceuticals, Inc. *	171,960
1,300	King Pharmaceuticals, Inc. *	15,613
700	McKesson Corp.	41,174
1,100	Mead Johnson Nutrition Co. - Cl. A	49,753
600	Medicis Pharmaceutical Corp.	13,866
887	Merck & Co., Inc.	33,866
1,000	NBTY, Inc. *	44,530
900	Omnicare, Inc.	22,500
500	Par Pharmaceutical Cos, Inc. *	13,160
200	Perrigo Co.	8,856
6,484	Pfizer, Inc.	120,991
		692,348
	REAL ESTATE - 0.9%
20,400	CB Richard Ellis Group, Inc. - Cl. A *	250,920
5,900	Forestar Group, Inc. *	109,563
3,700	Jones Lang LaSalle, Inc.	210,937
		571,420
	REITS - 0.4%
600	AMB Property Corp.	14,400
300	Camden Property Trust	11,631
1,100	Colonial Properties Trust	12,111
1,400	DiamondRock Hospitality Co. *	11,396
1,100	Duke Realty Corp.	12,452
300	Entertainment Properties Trust	10,473
300	HCP, Inc.	8,505
600	Hospitality Properties Trust	13,272
1,000	Kimco Realty Corp.	12,620
3,100	Lexington Realty Trust	18,445
400	Macerich Co. (The)	12,340
300	Mack-Cali Realty Corp.	9,786
1,000	Pennsylvania Real Estate Investment Trust	8,960
3,900	ProLogis	49,140
400	Simon Property Group, Inc.	28,800
		234,331

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value
	RETAIL - 0.4%
500	Barnes & Noble, Inc.	$ 8,740
300	Best Buy Co., Inc.	10,995
800	Cabela's, Inc. *	12,896
600	Cash America International, Inc.	22,554
1,000	Chico's FAS, Inc. *	12,770
400	DineEquity, Inc. *	9,096
900	Foot Locker, Inc.	10,161
600	Gap, Inc. (The)	11,448
600	Home Depot, Inc.	16,806
1,300	HSN, Inc. *	24,882
2,100	Liz Claiborne, Inc. *	10,227
1,400	Office Depot, Inc. *	7,952
1,100	OfficeMax, Inc. *	14,267
300	Phillips-Van Heusen Corp.	11,787
2,100	Ruby Tuesday, Inc. *	14,511
1,100	Sonic Automotive, Inc. - Cl. A *	10,505
600	Williams-Sonoma, Inc.	11,388
		220,985
	SEMICONDUCTORS - 0.2%
300	Cree, Inc. *	16,773
1,700	Fairchild Semiconductor International, Inc. - Cl. A *	15,266
3,000	Intel Corp.	58,200
3,300	Micron Technology, Inc. *	28,776
900	Teradyne, Inc. *	8,406
600	Texas Instruments, Inc.	13,500
		140,921
	SOFTWARE - 0.5%
800	Acxiom Corp. *	12,304
800	Broadridge Financial Solutions, Inc.	17,376
400	CA, Inc.	8,816
1,555	Fidelity National Information Services, Inc.	36,636
9,800	IMS Health, Inc.	212,072
500	Microsoft Corp.	14,090
600	SYNNEX Corp. *	15,882
		317,176
	TELECOMMUNICATIONS - 0.9%
26,400	3Com Corp. *	196,680
300	Anixter International, Inc. *	12,504

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value
	TELECOMMUNICATIONS (Continued) - 0.9%
400	Black Box Corp.	$ 10,996
400	CommScope, Inc. *	10,884
3,400	Corning, Inc.	61,472
300	Harris Corp.	12,876
1,600	JDS Uniphase Corp. *	12,576
1,600	Motorola, Inc. *	9,840
400	Plantronics, Inc.	10,568
500	QUALCOMM, Inc.	19,595
3,600	RF Micro Devices, Inc. *	13,860
9,600	Switch & Data Facilities Co., Inc. *	175,488
1,800	Tellabs, Inc. *	11,574
		558,913
	TEXTILES - 0.1%
700	Mohawk Industries, Inc. *	28,987
200	Unifirst Corp. MA	10,048
		39,035
	TRANSPORTATION - 0.3%
300	Alexander & Baldwin, Inc.	9,585
200	Burlington Northern Santa Fe Corp.	19,946
800	Con-way, Inc.	22,896
800	CSX Corp.	34,288
300	JB Hunt Transport Services, Inc.	9,198
800	Norfolk Southern Corp.	37,648
400	Ryder System, Inc.	14,560
200	Tidewater, Inc.	9,364
400	Union Pacific Corp.	24,200
		181,685
	TRUCKING & LEASING - 0.0%
300	GATX Corp.	7,866

	TOTAL COMMON STOCKS (Cost $14,964,909)	15,177,209

	EXCHANGE TRADED FUNDS - 15.1%^
1,300	Claymore/BNY Mellon Frontier Markets ETF	23,712
4,000	iShares Barclays TIPS Bond Fund	421,960
8,900	iShares iBoxx $ High Yield Corporate Bond Fund	767,358
550	iShares iBoxx Investment Grade Corporate Bond Fund	57,997
10,055	iShares JPMorgan USD Emerging Markets Bond Fund	1,017,868
38,275	iShares MSCI Emerging Markets Index Fund	1,464,402

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS (Continued) - 15.1%^
3,500	iShares S&P National Municipal Bond Fund	$ 361,060
57,200	PowerShares DB G10 Currency Harvest Fund	1,316,172
16,624	PowerShares Emerging Markets Sovereign Debt Portfolio	420,255
6,402	PowerShares High Yield Corporate Bond Portfolio	113,251
18,000	Rydex S&P 500 Pure Value ETF	426,690
15,000	Rydex S&P MidCap 400 Pure Value ETF	415,800
10,000	Rydex S&P Smallcap 600 Pure Value ETF	310,600
13,100	SPDR Barclays Capital High Yield Bond ETF	509,328
32,084	SPDR DB International Government Inflation-Protected Bond ETF	1,759,166
	TOTAL EXCHANGE TRADED
	FUNDS (Cost $8,324,411)	9,385,619

	EXCHANGE TRADED COMMODITY
	PRODUCTS - 0.0%^
1	ETFS Leveraged Crude Oil *	5
1	ETFS Leveraged Soybeans *	20
	TOTAL EXCHANGE TRADED COMMODITY
	PRODUCTS (Cost $26)	25

Contracts ***
	PURCHASED OPTIONS ON FUTURES - 1.0%
150	S&P 500 Index E-Mini - Call
	Expiration March 2010, Exercise Price $1180	14,250
300	S&P 500 Index E-Mini - Call
	Expiration March 2010, Exercise Price $1210	10,500
50	S&P 500 Index E-Mini - Put
	Expiration March 2010, Exercise Price $1000	36,500
300	S&P 500 Index E-Mini - Put
	Expiration March 2010, Exercise Price $1010	247,500
50	S&P 500 Index E-Mini - Put
	Expiration March 2010, Exercise Price $1060	76,000
150	S&P 500 Index E-Mini - Put
	Expiration March 2010, Exercise Price $1065	242,250
	TOTAL PURCHASED OPTIONS ON FUTURES
	(Cost $805,000)	627,000

Principal		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.7%^
$ 765,000	Federal Farm Credit Bank, 4.900% due 4/15/2015	841,393
3,750,000	Federal Home Loan Bank, 3.375% due 2/27/2013	3,940,912
18,425	Federal National Mortgage Association, Pool 905090, 5.500% due 10/1/2021	19,713
461,861	Federal National Mortgage Association, Pool 357919, 5.500% due 8/1/2020	494,866

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Principal		Value
	U.S. GOVERNMENT AND AGENCY
	OBLIGATIONS (Continued) - 35.7%^
$ 71,596	Federal National Mortgage Association, Pool 950647, 5.500% due 8/1/2022	$ 76,441
500,000	Federal National Mortgage Association, 6.250% due 2/1/2011	527,660
1,963,641	FGLMC Pool A86274, 4.500% due 5/1/2039	1,983,867
1,162,064	FNCI Pool 745418, 5.500% due 4/1/2036	1,231,834
1,207,766	FNCL Pool 257157, 4.000% due 3/1/2023	1,232,175
123,000	Freddie Mac, 5.000% due 11/13/2014	136,074
4,500,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	4,834,969
4,000,000	United States Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029	6,875,626
	TOTAL U.S. GOVERNMENT AND AGENCY
	OBLIGATIONS (Cost $21,354,856)	22,195,530

	CORPORATE BONDS AND NOTES - 4.3%^
130,000	Anheuser-Busch Co., 6.875% due 11/15/2019 +	147,738
350,000	Citigroup, Inc., 5.625% due 8/27/2012	365,988
300,000	Ford Motor Co., 4.250% due 12/15/2036	401,250
220,000	Home Depot, Inc., 5.400% due 3/1/2016	234,311
500,000	International Paper Co., 9.375% due 5/15/2019	625,255
50,000	Kinder Morgan Energy Partners, 9.000% due 2/1/2019	63,226
161,000	Textron Financial Corp., 4.600% due 5/3/2010	162,006
324,000	Verizon Communications, Inc., 8.950% due 3/1/2039	441,719
205,000	Wyeth, 6.000% due 2/15/2036	214,038
	TOTAL CORPORATE BONDS AND NOTES
	(Cost $2,246,713)	2,655,531
Shares
	SHORT-TERM INVESTMENTS - 12.1%^
7,497,072	HighMark Treasury Plus Money Market Fund
	to yield 0.0%**, 12/31/2030	7,497,072
12,580	Union Bank Institutional Trust
	to yield 0.0%**, 12/31/2030	12,580
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,509,652)	7,509,652

	TOTAL INVESTMENTS - 92.6% (Cost $55,205,567) (a)	$ 57,550,566
	OTHER ASSETS & LIABILITIES - 7.4%	4,652,132
	NET ASSETS - 100.0%	$ 62,202,698

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 3,291,622
	Unrealized Depreciation:	(946,623)
	Net Unrealized Appreciation:	$ 2,344,999
	* Non-Income producing security.
	** Money market fund; interest rate reflects seven-day effective yield on January 31, 2010.
	^ All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.
	+ 144A Security
	*** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS
11	Mexican Peso Future March 2010	$ (3,163)
	(Underlying Face Amount at Value $83,710)
4	Gold March 2010	(3,950)
	(Underlying Face Amount at Value $433,320)
8	Copper Future March 2010	(25,975)
	(Underlying Face Amount at Value $610,500)
3	Lean Hogs February 2010	380
	(Underlying Face Amount at Value $79,800)
8	Platinum Future April 2010	(3,686)
	(Underlying Face Amount at Value $602,400)
18	World Sugar #11 March 2010	66,730
	(Underlying Face Amount at Value $602,784)
1	Gasoline RBOB March 2010	(2,912)
	(Underlying Face Amount at Value $80,363)
7	LME Aluminum 2012	(31,245)
	(Underlying Face Amount at Value $361,981)
1	LME Lead 2012	(2,459)
	(Underlying Face Amount at Value $50,616)
3	LME Tin 2012	5,687
	(Underlying Face Amount at Value $257,687)
4	LME Tin 2012	(12,010)
	(Underlying Face Amount at Value $343,990)
7	LME Zinc Future 2012	(23,734)
	(Underlying Face Amount at Value $369,142)
4	Canadian Dollar Future March 2010	(6,900)
	(Underlying Face Amount at Value $374,000)
45	CBOE VIX Future February 2010	110,500
	(Underlying Face Amount at Value $1,109,250)

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS (Continued)
30	CBOE VIX Future March 2010	$ 67,749
	(Underlying Face Amount at Value $760,500)
20	E-Mini MSCI Emerging March 2010	(63,900)
	(Underlying Face Amount at Value $919,000)

	Unrealized Gain from Open Long Futures Contracts	$ 71,112

	OPEN SHORT FUTURES CONTRACTS
(6)	Soybean Oil Future March 2010	12
	(Underlying Face Amount at Value $130,140)
(2)	Crude Oil Future March 2010	1,320
	(Underlying Face Amount at Value $145,780)
(26)	Corn Future March 2010	13,037
	(Underlying Face Amount at Value $926,900)
(2)	Heating Oil Future March 2010	1,315
	(Underlying Face Amount at Value $160,692)
(3)	Coffee March 2010	4,088
	(Underlying Face Amount at Value $148,163)
(10)	Live Cattle February 2010	(10,565)
	(Underlying Face Amount at Value $343,200)
(9)	Natural Gas Future March 2010	42,880
	(Underlying Face Amount at Value $461,790)
(19)	Wheat Future March 2010	35,228
	(Underlying Face Amount at Value $450,300)
(1)	LME Nickel 2010	332
	(Underlying Face Amount at Value $110,968)
(45)	S&P E-Mini Future March 2010	97,500
	(Underlying Face Amount at Value $2,408,625)
(63)	US 5 Year Note March 2010	36,914
	(Underlying Face Amount at Value $7,336,539)
(58)	US 10 Year Future March 2010	79,016
	(Underlying Face Amount at Value $6,853,048)

	Unrealized Gain from Open Short Futures Contracts	$ 301,077

	Total Net Unrealized Gain from Open Futures Contracts	$ 372,189

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
Contracts ***		Value
	SCHEDULE OF OPTIONS WRITTEN
50	S&P 500 Index E-Mini Future Put
	Expiration March 2010, Exercise Price $875	$ 7,750
50	S&P 500 Index E-Mini Future Put
	Expiration March 2010, Exercise Price $965	24,000

	Total Options Written (Proceeds $104,375)	$ 31,750

	*** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

		Unrealized
		Gain / (Loss)
	EQUITY BASKET SWAP
	Short Equity Basket Swap, Goldman Sachs - 13 month agreement [monthly reset]
	to receive depreciation of custom stock basket vs. appreciation of
	custom stock basket plus 1month LIBOR - 70 Bps.
	(Notional Amount $7,838,409)	$ 60,390

	Unrealized Gain from Equity Basket Swap	$ 60,390

	LONG VARIANCE SWAPS
	KOSPI 200 Variance Swap, Goldman Sachs - December 9, 2010
	to receive payment if realized volatility for duration of agreement is
	less than strike price, to make payment if realized volatility for duration
	of agreement is higher than strike price
	(Notional Amount $766,195)	$ (171,395)

	Nikkei 225 Variance Swap, Goldman Sachs - March 12, 2010
	to receive payment if realized volatility for duration of agreement is
	less than strike price, to make payment if realized volatility for duration
	of agreement is higher than strike price
	(Notional Amount $269,407)	(68,557)

	Nikkei 225 Variance Swap, Goldman Sachs - April 9, 2010
	to receive payment if realized volatility for duration of agreement is
	less than strike price, to make payment if realized volatility for duration
	of agreement is higher than strike price
	(Notional Amount $243,743)	353

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)

	LONG VARIANCE SWAPS (Continued)
	DJ Euro STOXX 50 Variance Swap, Goldman Sachs - March 19, 2010
	to receive payment if realized volatility for duration of agreement is
	less than strike price, to make payment if realized volatility for duration
	of agreement is higher than strike price
	(Notional Amount $260,396)	$ (45,628)

	DJ Euro STOXX 50 Variance Swap, Goldman Sachs - April 16, 2010
	to receive payment if realized volatility for duration of agreement is
	less than strike price, to make payment if realized volatility for duration
	of agreement is higher than strike price
	(Notional Amount $234,405)	(11,138)

	Unrealized Loss from Long Variance Swaps	$ (296,365)

	SHORT VARIANCE SWAPS
	Nasdaq Variance Swap, Goldman Sachs - December 17, 2010
	to receive payment if realized volatility for duration of agreement is
	less than strike price, to make payment if realized volatility for duration
	of agreement is higher than strike price
	(Notional Amount $722,498)	$ 149,247

	Nikkei 225 Variance Swap, Goldman Sachs - February 12, 2010
	to receive payment if realized volatility for duration of agreement is
	less than strike price, to make payment if realized volatility for duration
	of agreement is higher than strike price
	(Notional Amount $391,434)	(75,273)

	DJ Euro STOXX 50 Variance Swap, Goldman Sachs - February 19, 2010
	to receive payment if realized volatility for duration of agreement is
	less than strike price, to make payment if realized volatility for duration
	of agreement is higher than strike price
	(Notional Amount $381,751)	(94,767)

	Unrealized Loss from Short Variance Swaps	$ (20,793)

	Total Net Unrealized Loss on Swaps	$ (256,768)

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2010 (Unaudited)
			Arrow
	Arrow DWA	Arrow DWA	Alternative
	Balanced Fund	Tactical Fund	Solutions Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$ 218,221,540	$ 37,257,387	$ 55,205,567
Affiliated securities, At cost	22,417,578	9,205,184	-
Unaffiliated companies, At value	$ 232,616,209	$ 37,644,691	$ 57,550,566
Affiliated companies, At value	30,787,851	8,932,333	-
Receivable for securities sold	15,719,145	481,613	6,466,378
Receivable for Fund shares sold	186,368	144,928	80,748
Dividends and interest receivable	24	23	217,048
Deposits with brokers	-	-	3,845,600
Variation margin - due from broker	-	-	562,686
Due from broker, settlement of swaps	-	-	277,714
Unrealized appreciation on swap contracts	-	-	209,990
Prepaid expenses and other assets	88,282	29,631	101,289
TOTAL ASSETS	279,397,879	47,233,219	69,312,019

LIABILITIES
Payable for investments purchased	14,528,206	721,131	5,768,631
Fund shares repurchased	641,839	189,331	520,289
Investment advisory fees payable	220,265	53,968	38,536
Distribution (12b-1) fees payable	106,045	17,903	16,923
Fees payable to other affiliates	62,229	-	15,450
Unrealized depreciation on swap contracts	-	-	466,758
Due to broker - Variation margin	-	-	190,499
Unrealized depreciation on open forward foreign
currency contracts	-	-	56,259
Options written, at value (Proceeds $104,375)	-	-	31,750
Accrued expenses and other liabilities	-	3,806	4,226
TOTAL LIABILITIES	15,558,584	986,139	7,109,321
NET ASSETS	$ 263,839,295	$ 46,247,080	$ 62,202,698

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 321,558,004	$ 49,048,233	$ 67,738,178
Accumulated net investment income (loss)	(484,970)	(82,214)	446,665
Accumulated net realized loss from
security transactions, futures contracts,
written options and foreign currency transactions	(79,998,681)	(2,833,392)	(8,458,929)
Net unrealized appreciation of investments,
futures contracts, swaps, options written
and foreign currency transactions	22,764,942	114,453	2,476,784
NET ASSETS	$ 263,839,295	$ 46,247,080	$ 62,202,698

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
January 31, 2010 (Unaudited)
			Arrow
	Arrow DWA	Arrow DWA	Alternative
	Balanced Fund	Tactical Fund	Solutions Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 171,661,397	$ 32,114,810	$ 53,263,111
Shares of beneficial interest outstanding	16,809,052	4,293,999	6,166,475
Net asset value (Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 10.21	$ 7.48	$ 8.64
Maximum offering price per share (maximum sales
charges of 5.75%) (b)	$ 10.85	$ 7.94	$ 9.17
Class C Shares:
Net Assets	$ 92,177,898	$ 14,132,270	$ 8,939,587
Shares of beneficial interest outstanding	9,104,843	1,906,527	1,047,197
Net asset value (Net assets ÷ Shares outstanding),
offering price and redemption price per (a)	$ 10.12	$ 7.41	$ 8.54

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.
(b)	For certain purchases of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended January 31, 2010 (Unaudited)
			Arrow
	Arrow DWA	Arrow DWA	Alternative
	Balanced Fund	Tactical Fund	Solutions Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$ 3,521,183	$ 287,263	$ 369,840
Dividends from affiliated companies	276,443	55,594	-
Interest	334	682	569,913
TOTAL INVESTMENT INCOME	3,797,960	343,539	939,753

EXPENSES
Investment advisory fees	1,403,180	175,231	253,616
Distribution (12b-1) fees, Class C	455,263	52,963	48,333
Distribution (12b-1) fees, Class A	236,979	30,567	72,455
Transfer agent fees	163,052	16,953	30,416
Administrative services fees	120,591	17,203	43,736
Printing and postage expenses	32,049	2,404	8,927
Custodian fees	29,668	7,480	15,199
Accounting services fees	28,847	11,967	12,412
Registration fees	24,932	16,205	12,465
Professional fees	21,729	12,886	14,740
Compliance officer fees	15,690	990	4,263
Insurance expense	9,972	288	2,494
Trustees' fees and expenses	3,740	3,740	3,740
Other expenses	16,455	1,496	2,493
TOTAL EXPENSES	2,562,147	350,373	525,289
Less: Fees waived by the Advisor	-	-	(8,468)
Plus: Recapture of fees waived/ expenses reimbursed
by the Advisor	-	42,222	-
NET EXPENSES	2,562,147	392,595	516,821

NET INVESTMENT INCOME (LOSS)	1,235,813	(49,056)	422,932

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) from:
Security transactions, unaffiliated companies	10,365,081	2,556,533	4,621,860
Security transactions, affiliated companies	(4,718,593)	(24,155)	-
From underlying investment companies	-	-	-
Futures contracts	-	91,403	(2,106,620)
Swaps contracts	-	-	(1,151,879)
Options written	-	-	982,938
Purchased options	-	-	(1,054,338)
Foreign currency transactions	-	-	(83,456)
	5,646,488	2,623,781	1,208,505
Net change in unrealized appreciation (depreciation) from:
Security transactions, unaffiliated companies	(6,478,473)	(2,033,133)	(3,181,226)
Security transactions, affiliated companies	10,501,970	(272,851)	-
Futures contracts	-	-	966,388
Options written	-	-	778,775
Swap contracts	-	-	(296,642)
Foreign currency transactions	-	-	(56,415)
	4,023,497	(2,305,984)	(1,789,120)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES	9,669,985	317,797	(580,615)
NET INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$ 10,905,798	$ 268,741	$ (157,683)

See accompanying notes to financial statements.

The Arrow DWA Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31,	Year Ended
	2010	July 31,
	(Unaudited)	2009
FROM OPERATIONS
Net investment income	$ 1,235,813	$ 2,104,216
Net realized gain (loss) from security transactions	5,646,488	(83,734,637)
Net change in unrealized appreciation (depreciation)
of investments	4,023,497	18,265,353
Net increase (decrease) in net assets resulting from operations	10,905,798	(63,365,068)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	-
Class C	-	-
From net investment income:
Class A	(1,976,814)	(1,332,810)
Class C	(473,190)	(42,185)
Net decrease in net assets from distributions to shareholders	(2,450,004)	(1,374,995)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	21,940,882	84,223,504
Class C	13,492,723	34,800,912
Net asset value of shares issued in reinvestment of distributions:
Class A	1,549,885	975,282
Class C	400,887	35,357
Redemption fee proceeds:
Class A	5,640	5,904
Class C	-	2,646
Payments for shares redeemed:
Class A	(52,633,888)	(129,840,535)
Class C	(9,389,138)	(24,001,830)
Net decrease in net assets from shares of beneficial interest	(24,633,009)	(33,798,760)

TOTAL DECREASE IN NET ASSETS	(16,177,215)	(98,538,823)

NET ASSETS
Beginning of Period	280,016,510	378,555,333
End of Period*	$ 263,839,295	$ 280,016,510
* Includes accumulated net investment income (loss) of:	$ (484,970)	$ 729,221

See accompanying notes to financial statements.

The Arrow DWA Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31,	Year Ended
	2010	July 31,
	(Unaudited)	2009

SHARE ACTIVITY
Class A:
Shares Sold	2,102,369	8,771,024
Shares Reinvested	146,492	107,885
Shares Redeemed	(5,066,826)	(14,130,387)
Net decrease in shares of beneficial interest outstanding	(2,817,965)	(5,251,478)

Class C:
Shares Sold	1,311,531	3,698,642
Shares Reinvested	38,180	3,930
Shares Redeemed	(916,213)	(2,642,978)
Net increase in shares of beneficial interest outstanding	433,498	1,059,594

See accompanying notes to financial statements.

The Arrow DWA Tactical Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31,	Year Ended
	2010	July 31,
	(Unaudited)	2009
FROM OPERATIONS
Net investment income (loss)	$ (49,056)	$ 3,974
Net realized gain (loss) from security transactions and futures contracts	2,623,781	(5,457,173)
Net change in unrealized appreciation (depreciation) of investments	(2,305,984)	3,289,175
Net increase (decrease) in net assets resulting from operations	268,741	(2,164,024)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(34,999)	(36,000)
Class C	-	(9,000)
Net decrease in net assets from distributions to shareholders	(34,999)	(45,000)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	21,262,220	14,085,420
Class C	8,465,072	5,918,682
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Class A	27,707	30,662
Class C	-	6,918
Redemption fee proceeds:
Class A	2,556	2,758
Class C	1,148	1,167
Payments for shares redeemed:
Class A	(4,658,748)	(8,676,307)
Class C	(807,285)	(2,203,464)
Net increase in net assets from shares of beneficial interest	24,292,670	9,165,836

TOTAL INCREASE IN NET ASSETS	24,526,412	6,956,812

NET ASSETS
Beginning of Period	21,720,668	14,763,856
End of Period*	$ 46,247,080	$ 21,720,668
* Includes accumulated net investment income (loss) of:	$ (82,214)	$ 1,841

See accompanying notes to financial statements.

The Arrow DWA Tactical Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31,	Year Ended
	2010	July 31,
	(Unaudited)	2009
SHARE ACTIVITY
Class A:
Shares Sold	2,724,981	2,067,029
Shares Reinvested	3,429	4,746
Shares Redeemed	(598,738)	(1,149,412)
Net increase in shares of beneficial interest outstanding	2,129,672	922,363

Class C:
Shares Sold	1,108,238	890,424
Shares Reinvested	-	1,074
Shares Redeemed	(105,688)	(346,614)
Net increase in shares of beneficial interest outstanding	1,002,550	544,884

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31,	Year Ended
	2010	July 31,
	(Unaudited)	2009
FROM OPERATIONS
Net investment income	$ 422,932	$ 284,503
Net realized gain (loss) from security transactions, futures contracts, swap contracts, options written, purchased options
and foreign currency transactions	1,208,505	(12,066,187)
Net change in unrealized appreciation (depreciation) of investments, futures contracts, swap contracts, options written
and foreign currency transactions	(1,789,120)	3,781,114
Net decrease in net assets resulting from operations	(157,683)	(8,000,570)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(1,849,547)
Class C	-	(291,314)
Net decrease in net assets from distributions to shareholders	-	(2,140,861)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	16,183,790	57,149,238
Class C	1,400,332	5,818,834
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Class A	-	1,198,471
Class C	-	235,652
Redemption fee proceeds:
Class A	1,793	20,781
Class C	225	3,354
Payments for shares redeemed:
Class A	(22,702,817)	(40,271,233)
Class C	(2,239,030)	(3,765,946)
Net increase (decrease) in net assets from shares of beneficial interest	(7,355,707)	20,389,151

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,513,390)	10,247,720

NET ASSETS
Beginning of Period	69,716,088	59,468,368
End of Period*	$ 62,202,698	$ 69,716,088
* Includes accumulated net investment income of:	$ 446,665	$ 23,733

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31,	Year Ended
	2010	July 31,
	(Unaudited)	2009
SHARE ACTIVITY
Class A:
Shares Sold	1,839,508	6,324,102
Shares Reinvested	-	138,018
Shares Redeemed	(2,579,508)	(4,537,152)
Net increase (decrease) in shares of beneficial interest outstanding	(740,000)	1,924,968

Class C:
Shares Sold	161,241	652,992
Shares Reinvested	-	27,305
Shares Redeemed	(257,313)	(428,017)
Net increase (decrease) in shares of beneficial interest outstanding	(96,072)	252,280

See accompanying notes to financial statements.

The Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Period
	January 31,		Ended	Ended	Ended
	2010		July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2009	2008	2007 (1)
Net asset value, beginning of period	$ 9.93		$ 11.68	$ 11.36	$ 10.00

Activity from investment operations:
Net investment income (2)	0.06		0.09	0.06	0.04
Net realized and unrealized
gain (loss) on investments	0.34		(1.78)	0.48	1.38
Total from investment operations	0.40		(1.69)	0.54	1.42

Paid-in-capital from redemption fees (6)	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	(0.12)		(0.06)	(0.08)	(0.06)
Net realized gains	-		-	(0.14)	-
Total distributions	(0.12)		(0.06)	(0.22)	(0.06)

Net asset value, end of period	$ 10.21		$ 9.93	$ 11.68	$ 11.36

Total return (3)	3.94%	(5)	(14.42)%	4.63%	14.28%	(5)

Net assets, end of period (000s)	$ 171,661		$ 194,853	$ 290,514	$ 71,891

Ratio of net expenses to average
net assets (7)	1.58%	(4)	1.57%	1.57%	1.83%	(4)
Ratio of net investment income
to average net assets (8)	1.10%	(4)	0.95%	0.51%	0.37%	(4)

Portfolio Turnover Rate	60%	(5)	136%	59%	118%	(5)

(1)	The Class A shares of the Arrow DWA Balanced Fund commenced operations on August 7, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Period
	January 31,		Ended	Ended	Ended
	2010		July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2009	2008	2007 (1)
Net asset value, beginning of period	$ 9.82		$ 11.57	$ 11.30	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.02		0.02	(0.03)	(0.04)
Net realized and unrealized
gain (loss) on investments	0.33		(1.76)	0.47	1.39
Total from investment operations	0.35		(1.74)	0.44	1.35

Paid-in-capital from redemption fees (6)	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	(0.05)		(0.01)	(0.03)	(0.05)
Net realized gains	-		-	(0.14)	-
Total distributions	(0.05)		(0.01)	(0.17)	(0.05)

Net asset value, end of period	$ 10.12		$ 9.82	$ 11.57	$ 11.30

Total return (3)	3.57%	(5)	(15.08)%	3.79%	13.48%	(5)

Net assets, end of period (000s)	$ 92,178		$ 85,163	$ 88,042	$ 19,197

Ratio of net expenses to average
net assets (7)	2.33%	(4)	2.33%	2.32%	2.58%	(4)
Ratio of net investment income (loss)
to average net assets (8)	0.43%	(4)	0.20%	(0.27)%	(0.44)%	(4)

Portfolio Turnover Rate	60%	(5)	136%	59%	118%	(5)

(1)	The Class C shares of the Arrow DWA Balanced Fund commenced operations on August 7, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Arrow DWA Tactical Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A						Class C
	Six Months						Six Months
	Ended		Year		Period		Ended		Year		Period
	January 31,		Ended		Ended		January 31,		Ended		Ended
	2010		July 31,		July 31,		2010		July 31,		July 31,
	(Unaudited)		2009		2008 (1)		(Unaudited)		2009		2008 (1)
Net asset value, beginning of period	$ 7.09		$ 9.22		$ 10.00		$ 7.05		$ 9.21		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.00)	(8)	0.01		0.01		(0.03)		(0.03)		(0.00)	(7)
Net realized and unrealized
gain (loss) on investments	0.40		(2.11)		(0.79)		0.39		(2.12)		(0.79)
Total from investment operations	0.40		(2.10)		(0.78)		0.36		(2.15)		(0.79)

Paid-in-capital from redemption fees	0.00	(8)	0.00	(8)	-		0.00	(8)	0.00	(8)	-

Less distributions from:
Net investment income	(0.01)		(0.03)		-		-		(0.01)		-
Total distributions	(0.01)		(0.03)		-		-		(0.01)		-

Net asset value, end of period	$ 7.48		$ 7.09		$ 9.22		$ 7.41		$ 7.05		$ 9.21

Total return (3)	5.62%	(7)	(22.73)%		(7.80)%	(7)	5.11%	(7)	(23.28)%		(7.90)%	(7)

Net assets, end of period (000s)	$ 32,115		$ 15,351		$ 11,455		$ 14,132		$ 6,370		$ 3,309

Ratio of gross expenses to average
net assets (4)(9)	1.76%	(6)	2.65%		4.16%	(6)	2.51%	(6)	3.41%		5.09%	(6)
Ratio of net expenses to average
net assets (9)	2.00%	(5)(6)	2.00%		2.00%	(6)	2.75%	(5)(6)	2.75%		2.75%	(6)
Ratio of net investment income (loss)
to average net assets (10)	(0.06)%	(6)	0.22%		0.69%	(6)	(0.78)%	(6)	(0.41)%		(0.26)%	(6)

Portfolio Turnover Rate	114%	(7)	228%		0%	(7)	114%	(7)	228%		0%	(7)

(1)	The Class A and Class C shares of the Arrow DWA Tactical Fund commenced operations on May 30, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8)	Amount represents less than $0.01 per share.
(9)	Does not include the expenses of other investment companies in which the Fund invests.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A					Class C
	Six Months					Six Months
	Ended		Year	Period		Ended		Year	Period
	January 31,		Ended	Ended		January 31,		Ended	Ended
	2010		July 31,	July 31,		2010		July 31,	July 31,
	(Unaudited)		2009	2008 (1)		(Unaudited)		2009	2008 (1)
Net asset value, beginning of period	$ 8.67		$ 10.13	$ 10.00		$ 8.60		$ 10.10	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.06		0.05	0.09		0.03		(0.02)	0.03
Net realized and unrealized
gain (loss) on investments	(0.09)		(1.21)	0.07		(0.09)		(1.21)	0.09
Total from investment operations	(0.03)		(1.16)	0.16		(0.06)		(1.23)	0.12

Paid-in-capital from redemption fees (8)	0.00		0.00	0.00		0.00		0.00	0.00

Less distributions from:
Net investment income	-		(0.30)	(0.03)		-		(0.27)	(0.02)
Total distributions	-		(0.30)	(0.03)		-		(0.27)	(0.02)

Net asset value, end of period	$ 8.64		$ 8.67	$ 10.13		$ 8.54		$ 8.60	$ 10.10

Total return (3)	(0.35)%	(7)	(11.48)%	1.60%	(7)	(0.70)%	(7)	(12.18)%	1.23%	(7)

Net assets, end of period (000s)	$ 53,263		$ 59,882	$ 50,470		$ 8,940		$ 9,834	$ 8,998

Ratio of gross expenses to average
net assets, including interest expense (4)(5)	1.45%	(6)	1.52%	2.20%	(6)	2.20%	(6)	2.27%	2.88%	(6)
Ratio of net expenses to average
net assets, including interest expense (4)	1.42%	(6)	1.47%	2.20%	(6)	2.17%	(6)	2.22%	2.88%	(6)
Ratio of net expenses to average
net assets, excluding interest expense	1.42%	(6)	1.40%	1.94%	(6)	2.17%	(6)	2.15%	2.69%	(6)
Ratio of net investment income (loss)
to average net assets	1.36%	(6)	0.54%	1.16%	(6)	0.60%	(6)	(0.23)%	0.38%	(6)

Portfolio Turnover Rate	77%	(7)	368%	188%	(7)	77%	(7)	368%	188%	(7)

(1)	The Class A and Class C shares of the Arrow Alternative Solutions Fund commenced operations on October 31, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the period.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (Unaudited)

1.

ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”) and the Arrow Alternative Solutions Fund (“AASF”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   ADBF and ADTF are non-diversified funds.   AASF is a diversified fund.  ADBF and ADTF are “fund of funds”.   The Funds each have two distinct share classes; Class A and Class C. ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.   ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.   AASF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to equity markets.

The Funds currently offer Class A shares and Class C shares.    Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class C shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 263,319,616	$ -	$ -	$ 263,319,616
Short-Term Investments	-	84,444	-	84,444
Total	$ 263,319,616	$ 84,444	$ -	$ 263,404,060

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 46,105,258	$ -	$ -	$ 46,105,258
Short-Term Investments	-	471,766	-	471,766
Total	$ 46,105,258	$ 471,766	$ -	$ 46,577,024

Arrow Alternative Solutions Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 15,177,209	$ -	$ -	$ 15,177,209
Exchange Traded Funds	9,385,619	-	-	9,385,619
Exchange Traded Commodity Products	25	-	-	25
Purchased Options on Futures	627,000	-	-	627,000
Open Future Contracts	562,686	-	-	562,686
Open Swaps Contracts	-	209,990	-	209,990
U.S. Government and Agency Obligations	-	22,195,530	-	22,195,530
Corporate Bonds and Notes	-	2,655,531	-	2,655,531
Short-Term Investments	-	7,509,652	-	7,509,652
Total	$ 25,752,539	$ 32,570,703	$ -	$ 58,323,242
Liabilities	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$ 190,499	$ -	$ -	$ 190,499
Open Swap Contracts	-	466,758	-	466,758
Open Written Options	31,750	-	-	31,750
Foreign Exchange Contracts	56,259	-	-	56,259
Total	$ 278,508	$ 466,758	$ -	$ 745,266

                        The Funds did not hold any Level 3 securities during the period.

 The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006-2008), or expected to be taken in the Funds’ 2009 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Futures Contracts – AASF is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – AASF is subject to equity price risk and/or interest rate risk in the normal course of pursuing its investment objective.   The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.    The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Options Transactions – AASF is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

AASF may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a

Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  AASF may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The number of option contracts written and the premiums received by AASF during the six months ended January 31, 2010, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	1,430	$ 2,178,375
Options written	650	534,850
Options exercised
Options expired	(590)	(976,550)
Options closed	(1,390)	(1,632,300)
Options outstanding, end of period	100	$ 104,375

Derivatives Disclosure -

Fair Values of Derivative Instruments in AASF as of January 31, 2010:

SFAS 161
Balance Sheet	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity contracts:	Investments, Receivables,		Options Written at value, Payables
	Net Assets - Unrealized Appreciation	$ 1,112,739	Net Assets - Unrealized Depreciation	$ 562,408

Commodity contracts:	Receivables, Net Assets -		Payables, Net Assets -
	Unrealized Appreciation	171,009	Unrealized Depreciation	116,536

Interest rate contracts:	Receivables, Net Assets -		Payables, Net Assets -
contracts:	Unrealized Appreciation	115,930	Unrealized Depreciation	-

Foreign exchange	Receivables, Net Assets -		Payables, Net Assets -
contracts:	Unrealized Appreciation	-	Unrealized Depreciation	66,322

		$ 1,399,678		$ 745,266

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the six months ended January 31, 2010:

SAS 161 Statement of			Change in
Operations			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives

Equity Contracts	Net realized gain (loss) from security transactions,
futures contracts, options written and swaps contracts
Net change in unrealized appreciation (depreciation)
from security transactions, future contracts,
	options written and swaps contracts	$ (1,979,394)	$ (1,350,033)

Commodity contracts	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(236,711)	54,473

Interest rate contracts	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(1,122,643)	613,921

Foreign exchange contracts	Net realized gain (loss) from futures contracts and foreign
currency transactions/Net change in unrealized
appreciation (depreciation) from futures contracts and
	foreign currency transactions	(74,607)	(80,428)

Total		$ (3,413,355)	$ (762,067)

Exchange Traded Notes (“ETNs”) and Commodities (“ETCs”) – ETNs are senior, unsecured, unsubordinated debt securities which trade on an exchange and are designed to provide investors with a new way to access the returns of market benchmarks or strategies.   ETCs are simple and transparent open-ended securities which trade on regulated exchanges and enable investors to gain exposure to commodities without trading futures or taking physical delivery. ETFS-branded ETCs are secured, undated, zero coupon notes that are designed to accurately track the underlying commodity index or individual commodity.   With ETNs and ETCs, the investor has direct counterparty exposure to the issuer (in the case of ETNs) or to third parties guaranteeing the securities’ performance (ETCs with Shell Treasury or AIG or AIG affiliates as guarantor).

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended January 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $166,205,897 and $192,064,947, respectively, for ADBF.    For the six months ended January 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $62,002,840 and $37,545,659, respectively, for ADTF.   For the six months ended January 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $45,245,467 and $68,113,486, respectively, for AASF.

4.

FOREIGN CURRENCY TRANSACTIONS

At January 31, 2010, AASF had the following open forward foreign currency contracts:

Forward Foreign Exchange Contracts
	Contract To
Settlement Date	Receive		Deliver		Unrealized Gain (Loss)
2/4/2010	South African Rand	3,200,000	United States Dollar	431,046	$ (9,327)
2/5/2010	China Yuan Renminbi	5,000,000	United States Dollar	734,562	(1,800)
2/8/2010	Brazilian Real	775,000	United States Dollar	446,943	(34,794)
2/12/2010	South Korean Won	500,000,000	United States Dollar	441,384	(10,494)
			Total Unrealized Loss		$ (56,415)

5.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor (the “Advisor”). The Advisor has engaged Dorsey, Wright & Associates, Inc. (“DWA”) as the sub-advisor to ADBF and ADTF.   The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of Arrow DWA Balanced Fund’s and Arrow DWA Tactical Fund’s average daily net assets and 0.75% of Arrow Alternative Solutions Fund’s average daily net assets.   Pursuant to a sub-advisory agreement, the Advisor pays DWA a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the "Waiver Agreement"), the Advisor has agreed, at least until November 30, 2010 to waive a portion of its advisory fee and has agreed to reimburse the Arrow DWA Tactical Fund for other expenses to the extent necessary so that total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees, or extraordinary expenses, such as litigation) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C
ADTF	2.00%	2.75%

These amounts will herein be referred to as the "expense limitations."

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund's operating expense to exceed the respective expense limitation.  If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended.

The following amounts are subject to recapture by the funds by the following dates:

	7/31/2011	7/31/2012	01/312013	Totals
ADTF	$ 35,675	$ 86,500	$ -	$ 122,175
AASF	$ -	$ 31,419	$ 8,468	$ 39,887

There were no amounts available for recapture for ADBF.

The advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of GFS. For the six months ended January 31, 2010, the Distributor received $495,094 in underwriting commissions for sales of Class A shares, of which $81,862 was retained by the principal underwriter or other affiliated broker-dealers.

Each Fund pays its pro rata share of a total fee of $10,000 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

Administration.  The Funds pay GFS an asset-based fee in decreasing amounts as fund assets reach certain breakpoints. Each Fund is subject to a minimum annual fee. Each Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

Arrow DWA Balanced Fund

The greater of:

A minimum annual fee of $36,000 per annum or

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow DWA Tactical Fund

The greater of:

A minimum annual fee of $34,000 per annum or

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow Alternative Solutions Fund

The greater of:

A minimum annual fee of $26,400 per annum or

-    12 basis points or 0.12% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month. The Funds pay GFS a base annual fee plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

Arrow DWA Balanced Fund

The greater of:

A minimum annual fee of $21,600 per annum plus $5,400 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow DWA Tactical Fund

The greater of:

A minimum annual fee of $20,400 per annum plus $5,100 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow Alternative Solutions Fund

The greater of:

A minimum annual fee of $15,840 per annum plus $4,000 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual per class minimums are $13,500 for ADBF, $12,750 for ADTF and $9,900 for AASF.   The per account charge is $14.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended January 31, 2010, the Funds incurred expenses of $20,943 for compliance services pursuant to the Trust’s Agreement with NLCS. The amount incurred by each Fund was as follows: $15,690 from ADBF, $990 from ADTF and $4,263 from AASF.   Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended January 31, 2010, GemCom collected amounts totaling $10,367 for EDGAR and printing services performed.   The amount collected from each Fund was as follows: $7,014 from ADBF, $1,041 from ADTF and $2,312 from AASF.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

6.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the six months ended January 31, 2010, ADBF, ADTF and AASF assessed $5,640, $3,704 and $2,018, respectively, in redemption fees.

7.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities.   Companies which are affiliates of the Fund at six months ended January 31, 2010 are noted in the Fund’s portfolio of investments.   Transactions during the six months with companies which are or were affiliates are as follows:

Arrow DWA Balanced Fund

	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value - End of Period
PowerShares DB Gold Fund	$ 16,791,402	$ 1,277,228	$ 1,529,242	$ -	$ 18,662,530
PowerShares Dynamic Large Cap Growth Portfolio	27,703,832	-	29,656,105	24,503	-
iShares DJ US Consumer Sector Index Fund	17,306,931	80,404	4,845,601	173,383	12,057,756
iShares DJ US Consumer Services Index Fund	17,091,806	79,688	7,238,114	78,557	12,125,321
TOTAL	$ 78,893,971	$ 1,437,320	$ 43,269,062	$ 276,443	$ 42,845,607

Arrow DWA Tactical Fund

	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value - End of Period
PowerShares DB Silver Fund	$ -	$ 4,767,923	$ 174,539	$ -	$ 4,301,226
First Trust DJ Global Select Dividend Index Fund	-	4,735,327	147,683	55,594	4,631,107
TOTAL	$ -	$ 9,503,250	$ 322,222	$ 55,594	$ 8,932,333

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

8.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

As of July 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                           * Includes unrealized appreciation / (depreciation) in options written.

The difference between book basis and tax basis unrealized appreciation, accumulated net investment income (loss) and accumulated net realized losses are attributable primarily to the tax deferral of losses on wash sales, mark-to-market on open swap agreements and Section 1256 contracts, foreign currency gains and adjustments from partnerships and real estate investment trusts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.   The Funds incurred and elected to defer such capital losses as follows:

 At July 31, 2009, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, if any, expiring as follows:

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

Permanent book and tax differences, due to different book and tax treatment of distributions,    resulted in reclassification for the fiscal year ended July 31, 2009 as follows:

10.  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

11.

SUBSEQUENT  EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Funds are required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements on March 31, 2010, and has noted no such events.

The Arrow Funds

EXPENSE EXAMPLES

January 31, 2010 (Unaudited)

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund or the Arrow Alternative Solutions Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 through January 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Expenses Paid During Period* 8/1/09 – 1/31/10	Expense Ratio During Period** 8/1/09 – 1/31/10
DWA Balanced Class A	$1,000.00	$1,039.40	$8.03	1.58%
DWA Balanced Class C	1,000.00	1,035.70	11.83	2.33
DWA Tactical Class A	1,000.00	1,056.20	10.25	2.00
DWA Tactical Class C	1,000.00	1,051.10	14.06	2.75
Alternative Solutions Class A	1,000.00	996.50	7.07	1.42
Alternative Solutions Class C	1,000.00	993.00	10.78	2.17

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

The Arrow Funds

EXPENSE EXAMPLES (Continued)

January 31, 2010 (Unaudited)

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Expenses Paid During Period* 8/1/09 – 1/31/10	Expense Ratio During Period** 8/1/09 – 1/31/10
DWA Balanced Class A	$1,000.00	$1,017.05	$7.95	1.58%
DWA Balanced Class C	1,000.00	1,013.31	11.70	2.33
DWA Tactical Class A	1,000.00	1,014.96	10.05	2.00
DWA Tactical Class C	1,000.00	1,011.22	13.79	2.75
Alternative Solutions Class A	1,000.00	1,017.85	7.14	1.42
Alternative Solutions Class C	1,000.00	1,014.11	10.90	2.17

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

The Arrow Funds

SUPPLEMENTAL INFORMATION

January 31, 2010 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular meeting held on December 14, 2009 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Arrow Investment Advisors, LLC (“Adviser”) and the Trust, on behalf of the Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow DWA Systematic RS Fund (each a “Fund” and collectively, the “Arrow DWA Funds”) and Arrow Alternative Solutions Fund (also a “Fund” and collectively with the Arrow DWA Funds, the “Funds”).  In considering the Agreement, the Board received materials specifically relating to the Agreement, including materials from the Adviser.  These materials included: (a) information on the investment performance of the Funds and/or Adviser, a peer group of funds and appropriate indices with respect to the Funds; (b) arrangements in respect of the distribution of the Funds’ shares; and (c) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its investment management personnel.  The Board then reviewed the Adviser’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the Funds’ past performance, as well as other factors relating to the Adviser’s track record.  The Board concluded that the Funds’ past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser charges a 1.00% annual advisory fee for Arrow DWA Balanced Fund and Arrow DWA Tactical Fund and 0.75% annual advisory fee for Arrow Alternative Solutions Fund based on the average net assets of the Funds.  The Board then discussed the comparison of management fees and total operating expense data and reviewed each Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Funds and the overall duties of the Adviser. The Board, including the Independent Trustees, considered the expense ratios for the Funds and expense ratios of a peer group of funds.  The Trustees concluded that the Funds’ advisory fees and expense ratio were acceptable in light of the quality of the services the Funds currently receive from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the profits realized by the Adviser from other activities related to the Funds.  The Trustees concluded that because of the Arrow DWA Tactical Fund’s expense limitation agreement and the current asset levels of the Funds, they were satisfied that the Adviser’s level of profitability from its relationship to the Funds is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Funds’ shareholders, and unanimously renewed the Agreement.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2010 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE SUB-ADVISORY AGREEMENT

During the Meeting, the Board, including a majority of the Independent Trustees, also considered the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dorsey, Wright & Associates, Inc. (“Sub-Adviser”) and the Trust, on behalf of the Arrow DWA Funds.  In considering the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement, including materials from the Sub-Adviser.  These materials included: (a) information on the investment performance of the Sub-Adviser, a peer group of funds and appropriate indices with respect to the Arrow DWA Funds; (b) arrangements in respect of the distribution of the Arrow DWA Funds’ shares; and (c) the resources available with respect to compliance with the Arrow DWA Funds’ investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Sub-Adviser including information on (a) the overall organization of the Sub-Adviser, (b) investment management staffing, and (c) the financial condition of the Sub-Adviser.

In its consideration of the renewal of the Sub-Advisory Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Sub-Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Sub-Adviser has provided a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the Sub-Adviser’s past performance, as well as other factors relating to its track record.  The Board concluded that the Sub-Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Arrow DWA Funds would not compensate the Sub-Adviser for sub-advisory services, but rather the Adviser would compensate the Sub-Adviser out of the advisory fees received from the Arrow DWA Funds.  The Trustees then discussed the active management strategy of the Arrow DWA Funds and the overall duties of the Sub-Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Arrow DWA Funds, and expense ratios of a peer group of funds.  The Trustees concluded that the Arrow DWA Funds’ sub-advisory fees and expense ratio were acceptable in light of the quality of the services the Arrow DWA Funds currently receive from the Sub-Adviser, and the level of fees paid by a peer group of other similarly managed funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Sub-Adviser in connection with the operation of the Arrow DWA Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Arrow DWA Funds.  It also considered the profits realized by the Sub-Adviser from other activities related to the Arrow DWA Funds.  The Trustees concluded that because of the current asset levels, they were satisfied that the Sub-Adviser’s level of profitability from its relationship to the Arrow DWA Funds is not excessive.

Conclusion. The Board, having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Sub-Advisory fee structures are fair and reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the Trust and the Arrow DWA Funds’ shareholders, and unanimously renewed the Sub-Advisory Agreement.  .

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Portfolios are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Portfolios believe that you should be aware of policies to protect the confidentiality of that information.

The Portfolios collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Portfolios do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Portfolios are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Portfolios restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Portfolios maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Portfolios through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

INVESTMENT SUB-ADVISOR

Dorsey, Wright & Associates, Inc.

9201 Forest Hill Avenue, Suite 100

Richmond, VA  23235

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/7/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/7/10